Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 139,575	$ 97,981	$ 33,341
Accounts receivable	2,155	1,829	1,873
Prepaid expenses and other current assets	2,130	815	208
Total current assets	143,860	100,625	35,422
Property and equipment, net	2,028	2,140	1,577
Restricted cash and other assets	1,462	746	331
Deferred income taxes, net			30
Total assets	147,350	103,511	37,360
Current liabilities:
Accounts payable	3,525	2,967	2,498
Accrued expenses	5,384	4,328	1,700
Current portion of deferred revenue	21,556	28,208	7,096
Current portion of deferred rent			54
Total current liabilities	30,465	35,503	11,348
Deferred revenue, net of current portion	29,150	41,237	22,721
Deferred rent, net of current portion	95	9	188
Other long-term liabilities	357	1,732
Commitments and contingencies
Redeemable convertible preferred stock, value		76,156	53,747
Stockholders' Equity (Deficit):
Common stock, value	3	0	0
Treasury stock, at cost		0	0
Additional paid-in capital	159,290	1,471	1,251
Accumulated deficit	(72,010)	(52,597)	(51,895)
Total stockholders' equity (deficit)	87,283	(51,126)	(50,644)
Total Liabilities and Stockholders' Equity (Deficit)	$ 147,350	$ 103,511	$ 37,360